Long-Term Debt	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt

Our long-term debt consists of the following at the dates indicated:

	March 31, 2019			March 31, 2018
	Face Amount	Unamortized Debt Issuance Costs (1)	Book Value	Face Amount	Unamortized Debt Issuance Costs (1)	Book Value
	(in thousands)
Revolving credit facility:
Expansion capital borrowings	$275,000	$—	$275,000	$—	$—	$—
Working capital borrowings	896,000	—	896,000	969,500	—	969,500
Senior unsecured notes:
5.125% Notes due 2019 ("2019 Notes")	—	—	—	353,424	(1,653)	351,771
6.875% Notes due 2021 ("2021 Notes")	—	—	—	367,048	(4,499)	362,549
7.500% Notes due 2023 ("2023 Notes")	607,323	(6,916)	600,407	615,947	(8,542)	607,405
6.125% Notes due 2025 ("2025 Notes")	389,135	(5,092)	384,043	389,135	(5,951)	383,184
Other long-term debt	5,331	—	5,331	5,977	—	5,977
	2,172,789	(12,008)	2,160,781	2,701,031	(20,645)	2,680,386
Less: Current maturities	648	—	648	646	—	646
Long-term debt	$2,172,141	$(12,008)	$2,160,133	$2,700,385	$(20,645)	$2,679,740

(1)	Debt issuance costs related to the Revolving Credit Facility are reported within intangible assets, rather than as a reduction of the carrying amount of long-term debt.

Amounts in the table above do not include long-term debt related to our former Retail Propane segment, as these amounts have been classified as liabilities held for sale within our March 31, 2018 consolidated balance sheet (see Note 17).

Amortization expense for debt issuance costs related to long-term debt in the table above was $4.3 million, $6.1 million and $3.3 million during the years ended March 31, 2019, 2018 and 2017.

Expected amortization of debt issuance costs is as follows (in thousands):

Year Ending March 31,
2020	$2,371
2021	2,367
2022	2,367
2023	2,367
2024	1,744
Thereafter	792
Total	$12,008

Credit Agreement

We are party to a $1.765 billion credit agreement (the “Credit Agreement”) with a syndicate of banks. As of March 31, 2019, the Credit Agreement includes a revolving credit facility to fund working capital needs, which had a capacity of $1.250 billion for cash borrowings and letters of credit (the “Working Capital Facility”), and a revolving credit facility to fund acquisitions and expansion projects, which had a capacity of $515.0 million (the “Expansion Capital Facility,” and together with the Working Capital Facility, the “Revolving Credit Facility”). The Revolving Credit Facility allows us to reallocate amounts between the Expansion Capital Facility and Working Capital Facility. We had letters of credit of $143.4 million on the Working Capital Facility at March 31, 2019. The capacity under the Working Capital Facility may be limited by a “borrowing base” (as defined in the Credit Agreement) which is calculated based on the value of certain working capital items at any point in time.

The commitments under the Credit Agreement expire on October 5, 2021. We have the right to prepay outstanding borrowings under the Credit Agreement without incurring any penalties, and prepayments of principal may be required if we enter into certain transactions to sell assets or obtain new borrowings. The Credit Agreement is secured by substantially all of our assets.

At March 31, 2019, the borrowings under the Credit Agreement had a weighted average interest rate of 4.39%, calculated as the weighted average LIBOR rate of 2.49% plus a margin of 1.75% for LIBOR borrowings and the prime rate of 5.50% plus a margin of 0.75% on alternate base rate borrowings. At March 31, 2019, the interest rate in effect on letters of credit was 1.75%. Commitment fees are charged at a rate ranging from 0.375% to 0.50% on any unused capacity.

On July 5, 2018, we amended the Credit Agreement. In the amendment, the lenders consented to, subject to the consummation of the Retail Propane disposition, release NGL Propane, LLC and its wholly-owned subsidiaries from its guaranty and other obligations under the loan documents, among other things. In return, the Partnership agreed to use the net proceeds from the Retail Propane disposition to pay down existing indebtedness no later than five business days after the consummation of the Retail Propane disposition.

On February 6, 2019, we amended the Credit Agreement, to, among other things, reset the basket for the repurchase of common units with a limit of $150 million in aggregate during the remaining term of the Credit Agreement, not to exceed $50 million per fiscal quarter, so long as, both immediately before and after giving pro forma effect to the repurchases, the Partnership’s Leverage Ratio (as defined in the Credit Agreement) is less than 3.25x and Revolving Availability (also as defined in the Credit Agreement) is greater than or equal to $200 million. In addition, the amendment decreases the Maximum Total Leverage Indebtedness Ratio beginning September 30, 2019 with a further decrease beginning March 31, 2020 (as presented in the table below), and amends the defined term “Consolidated EBITDA” to exclude the “Gavilon Energy EPA Settlement” (as defined in the Credit Agreement) solely for the two quarters ending December 31, 2018 and March 31, 2019.

The following table summarizes the debt covenant levels specified in the Credit Agreement as of March 31, 2019 (as modified on February 6, 2019):

		Senior Secured	Interest	Total Leverage
Period Beginning	Leverage Ratio (1)	Leverage Ratio (1)	Coverage Ratio (2)	Indebtedness Ratio (1)
March 31, 2019	4.50	3.25	2.75	6.50
September 30, 2019	4.50	3.25	2.75	6.25
March 31, 2020 and thereafter	4.50	3.25	2.75	6.00

(1)	Represents the maximum ratio for the period presented.

(2)	Represents the minimum ratio for the period presented.

At March 31, 2019, our leverage ratio was approximately 2.63 to 1, our senior secured leverage ratio was approximately 0.58 to 1, our interest coverage ratio was approximately 3.70 to 1 and our total leverage indebtedness ratio was approximately 4.48 to 1.

The Credit Agreement contains various customary representations, warranties, and additional covenants, including, without limitation, limitations on fundamental changes and limitations on indebtedness and liens. Our obligations under the Credit Agreement may be accelerated following certain events of default (subject to applicable cure periods), including, without limitation, (i) the failure to pay principal or interest when due, (ii) a breach by the Partnership or its subsidiaries of any material representation or warranty or any covenant made in the Credit Agreement, or (iii) certain events of bankruptcy or insolvency.

We were in compliance with the covenants under the Credit Agreement at March 31, 2019.

Senior Secured Notes

On June 19, 2012, we entered into the Note Purchase Agreement (as amended, the “Senior Secured Notes Purchase Agreement”) whereby we issued $250.0 million of senior secured notes in a private placement (the “Senior Secured Notes”). The Senior Secured Notes paid interest at a fixed rate of 6.65% which was payable quarterly. The Senior Secured Notes were required to be repaid in semi-annual installments of $25.0 million beginning on December 19, 2017 and ending on the maturity date of June 19, 2022. We had the option to prepay outstanding principal, although we would incur a prepayment penalty. On December 29, 2017, we repurchased all of the remaining outstanding Senior Secured Notes. See below for the details related to the repurchase.

Repurchases

The following table summarizes repurchases of Senior Secured Notes for the period indicated:

Year Ended March 31,
2018
(in thousands)
Senior Secured Notes
Notes repurchased	$230,500
Cash paid (excluding payments of accrued interest)	$250,179
Loss on early extinguishment of debt (1)	$(23,971)

(1)
Loss on the early extinguishment of debt for the Senior Secured Notes during the year ended March 31, 2018 is inclusive of the write off of debt issuance costs of $4.3 million. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

Prior to the December 29, 2017 repurchase of all the remaining outstanding Senior Secured Notes, we made a semi-annual principal installment payment of $19.5 million on December 19, 2017.

Senior Unsecured Notes

The senior unsecured notes include, as defined below, the 2019 Notes, 2021 Notes, 2023 Notes, 2025 Notes and 2026 Notes (collectively, the “Senior Unsecured Notes”).

The Partnership and NGL Energy Finance Corp. are co-issuers of the Senior Unsecured Notes, and the obligations under the Senior Unsecured Notes are fully and unconditionally guaranteed by certain of our existing and future restricted subsidiaries that incur or guarantee indebtedness under certain of our other indebtedness, including the Revolving Credit Facility. The indentures governing the Senior Unsecured Notes contain various customary covenants, including, (i) pay distributions on, purchase or redeem our common equity or purchase or redeem our subordinated debt, (ii) incur or guarantee additional indebtedness or issue preferred units, (iii) create or incur certain liens, (iv) enter into agreements that restrict distributions or other payments from our restricted subsidiaries to us, (v) consolidate, merge or transfer all or substantially all of our assets, and (vi) engage in transactions with affiliates.

Our obligations under the Senior Unsecured Notes may be accelerated following certain events of default (subject to applicable cure periods), including, without limitation, (i) the failure to pay principal or interest when due, (ii) experiencing an event of default on certain other debt agreements, or (iii) certain events of bankruptcy or insolvency.

Issuances

On July 9, 2014, we issued $400.0 million of 5.125% Senior Unsecured Notes Due 2019 (the “2019 Notes”). Interest is payable on January 15 and July 15 of each year. The 2019 Notes were redeemed on March 15, 2019. See further discussion below.

On October 16, 2013, we issued $450.0 million of 6.875% Senior Unsecured Notes Due 2021 (the “2021 Notes”). Interest is payable on April 15 and October 15 of each year. The 2021 Notes were redeemed on October 16, 2018. See further discussion below.

On October 24, 2016, we issued $700.0 million of 7.50% Senior Unsecured Notes Due 2023 (the “2023 Notes”). Interest is payable on May 1 and November 1 of each year. The registration of the 2023 Notes became effective on July 11, 2017. The 2023 Notes mature on November 1, 2023.

On February 22, 2017, we issued $500.0 million of 6.125% Senior Unsecured Notes Due 2025 (the “2025 Notes”). Interest is payable on March 1 and September 1 of each year. The registration of the 2025 Notes became effective on July 11, 2017. The 2025 Notes mature on March 1, 2025.

On April 9, 2019, we issued $450.0 million of 7.50% Senior Unsecured Notes Due 2026 (the “2026 Notes”) in a private placement. The 2026 Notes bear interest, which is payable on April 15 and October 15 of each year, beginning on
October 15, 2019. We received net proceeds of $441.8 million, after the initial purchasers’ discount of $6.8 million and offering costs of $1.5 million. The 2026 Notes mature on April 15, 2026.

The Partnership and NGL Energy Finance Corp. are co-issuers of the 2026 Notes, and the obligations under the 2026 Notes are fully and unconditionally guaranteed by certain of our existing and future restricted subsidiaries that incur or guarantee indebtedness under certain of our other indebtedness, including the Revolving Credit Facility. The indenture governing the 2026 Notes contains various customary covenants, including, (i) pay distributions on, purchase or redeem our common equity or purchase or redeem our subordinated debt, (ii) incur or guarantee additional indebtedness or issue preferred units, (iii) create or incur certain liens, (iv) enter into agreements that restrict distributions or other payments from our restricted subsidiaries to us, (v) consolidate, merge or transfer all or substantially all of our assets, and (vi) engage in transactions with affiliates.

Our obligations under the indenture may be accelerated following certain events of default (subject to applicable cure periods), including, without limitation, (i) the failure to pay principal or interest when due, (ii) experiencing an event of default on certain other debt agreements, or (iii) certain events of bankruptcy or insolvency.

We have the option to redeem all or a portion of the 2026 Notes at any time on or after April 15, 2022 at fixed redemption prices beginning at 103.750% on such date and declining annually and ratably to par for redemptions occurring on or after April 15, 2024 plus accrued and unpaid interest. At any time prior to April 15, 2022, we may redeem all or a portion of the 2026 Notes, at a redemption price equal to the “make whole price” specified in the indenture, plus accrued and unpaid interest.

In connection with the closing of the offering of the 2026 Notes, the Partnership entered into a registration rights agreement (the “Registration Rights Agreement”). Under the Registration Rights Agreement, the Partnership agreed to file a registration statement with the Securities and Exchange Commission (“SEC”) so that holders can exchange the 2026 Notes for registered notes that have substantially identical terms as the 2026 Notes and evidence the same indebtedness as the 2026 Notes. In addition, the subsidiary guarantors agreed to exchange the guarantee related to the 2026 Notes for a registered guarantee having substantially the same terms as the original guarantees. The Partnership is obligated to use commercially reasonable efforts to file an exchange offer registration statement with respect to the exchange notes and exchange guarantees and cause such exchange offer registration statement to become effective on or prior to 365 days after the closing of this offering. If the Partnership fails to satisfy this obligation, it will be required to pay to the holders of the 2026 Notes liquidated damages in an amount equal 0.25% per annum on the principal amount of the 2026 Notes held by such holder during the 90-day period immediately following the occurrence of such registration default, and such amount shall increase by 0.25% per annum at the end of such 90-day period.

Redemptions

The following table summarizes redemptions of Senior Unsecured Notes for the period indicated:

Year Ended March 31,
2019
(in thousands)
2019 Notes (1)
Notes redeemed	$328,005
Cash paid (excluding payments of accrued interest)	$329,719
Loss on early extinguishment of debt	$(2,113)

2021 Notes (2)
Notes redeemed	$367,048
Cash paid (excluding payments of accrued interest)	$373,358
Loss on early extinguishment of debt	$(10,130)

(1)
On March 15, 2019, we redeemed all of the remaining outstanding 2019 Notes. Loss on the early extinguishment of debt for the 2019 Notes during the year ended March 31, 2019 is inclusive of the write off of debt issuance costs of $0.4 million. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(2)
On October 16, 2018, we redeemed all of the remaining outstanding 2021 Notes. Loss on the early extinguishment of debt for the 2021 Notes during the year ended March 31, 2019 is inclusive of the write off of debt issuance costs of $3.8 million. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

Repurchases

The following table summarizes repurchases of Senior Unsecured Notes for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
2019 Notes
Notes repurchased	$25,419	$26,034	$9,009
Cash paid (excluding payments of accrued interest)	$25,406	$26,002	$7,099
(Loss) gain on early extinguishment of debt (1)	$(34)	$(140)	$1,759

2021 Notes
Notes repurchased	$—	$—	$21,241
Cash paid (excluding payments of accrued interest)	$—	$—	$14,094
Gain on early extinguishment of debt (2)	$—	$—	$6,748

2023 Notes
Notes repurchased	$8,624	$84,053	$—
Cash paid (excluding payments of accrued interest)	$8,575	$83,967	$—
Loss on early extinguishment of debt (3)	$(63)	$(1,136)	$—

2025 Notes
Notes repurchased	$—	$110,865	$—
Cash paid (excluding payments of accrued interest)	$—	$107,050	$—
Gain on early extinguishment of debt (4)	$—	$2,046	$—

(1)
(Loss) gain on early extinguishment of debt for the 2019 Notes during the years ended March 31, 2019, 2018 and 2017 is inclusive of the write off of debt issuance costs of less than $0.1 million $0.2 million and $0.2 million, respectively. The (loss) gain is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(2)
Gain on early extinguishment of debt for the 2021 Notes during the year ended March 31, 2017 is inclusive of the write off of debt issuance costs of $0.4 million. The gain is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(3)
Loss on early extinguishment of debt for the 2023 Notes during the years ended March 31, 2019 and 2018 is inclusive of the write off of debt issuance costs of $0.1 million and $1.2 million, respectively. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(4)
Gain on early extinguishment of debt for the 2025 Notes during the year ended March 31, 2018 is inclusive of the write off of debt issuance costs of $1.8 million. The gain is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

Compliance

At March 31, 2019, we were in compliance with the covenants under all of the Senior Unsecured Notes indentures.

Other Long-Term Debt

We have other notes payable related to equipment financing. The interest rates on these instruments range from 4.13% to 7.10% per year and have an aggregate principal balance of $5.3 million at March 31, 2019. Equipment loans totaling $41.7 million were paid off on March 30, 2017, resulting in a loss on the early extinguishment of debt of $1.6 million, which was net of $0.1 million of debt issuance costs and $1.5 million of prepayment penalties. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

Debt Maturity Schedule

The scheduled maturities of our long-term debt are as follows at March 31, 2019:

Year Ending March 31,	Revolving Credit Facility	Senior Unsecured Notes	Other Long-Term Debt	Total
	(in thousands)
2020	$—	$—	$648	$648
2021	—	—	4,683	4,683
2022	1,171,000	—	—	1,171,000
2023	—	—	—	—
2024	—	607,323	—	607,323
Thereafter	—	389,135	—	389,135
Total	$1,171,000	$996,458	$5,331	$2,172,789